Related party transactions (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Disclosure of transactions between related parties [line items]
Advertising and promotion			$ 11,245
Office salaries and benefits [note 17]	$ 4,014,181	$ 3,335,799	1,754,613
Right-of-use assets	2,414,593	2,261,100
Lease liability	2,641,794	2,415,549	2,966,816
EB Rental Ltd.
Disclosure of transactions between related parties [line items]
Sales of boats			84,149
Sale of parts and boat maintenance			40,310
Cost of sales			11,444
Travel and entertainment			8,926
9335-1427 Quebec Inc.
Disclosure of transactions between related parties [line items]
Research and Development			75,020
Mac Engineering, SASU
Disclosure of transactions between related parties [line items]
Research and Development	545,892	666,178	176,500
Montana Strategies Inc.
Disclosure of transactions between related parties [line items]
Office salaries and benefits [note 17]	29,059	$ 62,462
California Electric Boat Company Inc.
Disclosure of transactions between related parties [line items]
Right-of-use assets	1,270,955		889,866
Lease liability	$ 1,395,732		$ 971,399